Stockholders' Deficit (Details Textual 3) - USD ($)		12 Months Ended
	May. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted, Number of Options/Shares
Share-based Compensation		$ 31,144	$ 27,684
Non-vested options, Number of Shares		10,382
Weighted-Average Remaining Contractual Life (years)		3 years 5 months 1 day
Incentive Stock Option Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options granted, Number of Options/Shares	2,450,000			5,500,000
Available for future grant		2,335,709